Property, Plant and Equipment (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010
Property, plant and equipment, gross	$ 661,857	$ 595,368
Less: Accumulated depreciation and amortization	(290,065)	(249,704)
Property, plant and equipment, net	371,792	345,664
Land [Member]
Property, plant and equipment, gross	15,686	16,053
Buildings and improvements
Property, plant and equipment, gross	275,529	232,946
Estimated useful life minimum	1
Estimated useful life maximum	40
Machinery and equipment
Property, plant and equipment, gross	176,662	157,973
Estimated useful life minimum	1
Estimated useful life maximum	15
Computer software
Property, plant and equipment, gross	65,344	53,948
Estimated useful life minimum	1
Estimated useful life maximum	10
Furniture and office equipment
Property, plant and equipment, gross	76,809	75,030
Estimated useful life minimum	1
Estimated useful life maximum	15
Construction in Progress [Member]
Property, plant and equipment, gross	$ 51,827	$ 59,418